LOANS PAYABLE (Details) (USD $)	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Debt Instrument [Line Items]
Total Loans payable	$ 170,000	$ 170,000	$ 191,214
Non-Related Third Party Investors [Member]
Debt Instrument [Line Items]
Total Loans payable	170,000	170,000	170,000
Loans Payable [Member]
Debt Instrument [Line Items]
Total Loans payable		$ 0	$ 21,214